Taxes on Income	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Taxes on Income

NOTE 11 - TAXES ON INCOME:

a.	Tax laws applicable to the Company and its subsidiaries

Taxation in the United States

InspireMD, Inc. is taxed under U.S. tax laws. Accordingly, the applicable corporate tax rate is 34%.

Taxation in Israel

In January 2016, the Law for the Amendment of the Income Tax Ordinance (No. 216) was published, enacting a reduction of corporate tax rate in 2016 and thereafter, from 26.5% to 25%.

In December 2016, the Economic Efficiency Law (Legislative Amendments for Implementing the Economic Policy for the 2017 and 2018 Budget Year), 2016 was published, introducing a gradual reduction in corporate tax rate from 25% to 23%. However, the law also included a temporary provision setting the corporate tax rate in 2017 at 24%. As a result, the corporate tax rate will be 24% in 2017 and 23% in 2018 and thereafter.

Taxation in Germany

InspireMD GmbH is taxed according to the tax laws in Germany. Accordingly, the applicable tax rates are corporate tax rate of 15.825% and trade tax rate of 17.15%.

Taxation in UK

InspireMD UK is taxed according to the tax laws in the UK. Accordingly, the applicable tax rate is a corporate tax rate of 20%. The Company closed InspireMD UK in 2015.

b.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (the “Law”):

InspireMD Ltd. has been granted a “Beneficiary Enterprises” status under the Investment Law including Amendment No. 60 thereof, which became effective in April 2005. The tax benefits derived from any such Beneficiary Enterprise relate only to taxable profits attributable to the specific program of investment to which the status was granted.

The main benefit, to which InspireMD Ltd. is entitled, conditional upon the fulfilling of certain conditions stipulated by the above law, is a two-year exemption and eight years of a reduced tax rate of 10% to 25% from tax on income derived from beneficiary activities in facilities in Israel. The two-year exemption starts only when the Company starts to pay taxes after using all carryforward tax losses. The tax benefit period is twelve years from the year of election, which means that after a year of election, the two-year exemption and eight years of reduced tax rate can only be used within the next twelve years. The Company elected the year 2007, as a year of election and 2011 as an additional year of election.

In the event of a distribution of tax-exempt income attributable to “Beneficiary Enterprises” as a cash dividend, the Company will be required to pay tax at a rate of 10% to 25% on the amount distributed, subject to certain conditions. In addition, dividends originating from income attributable to the “Beneficiary Enterprises” will be subject to a 15% withholding tax.

Should InspireMD Ltd. derive income from sources other than the “Beneficiary Enterprises” during the period of benefits, such income shall be taxable at the regular corporate tax rate.

1)	Conditions for entitlement to the benefits

The entitlement to the above benefits is conditional upon InspireMD Ltd. fulfilling the conditions stipulated by the law, regulations published thereunder and the instruments of approval for the specific investments in approved assets. In the event of failure to comply with these conditions, the benefits may be cancelled and InspireMD Ltd. may be required to refund the amount of the benefits, in whole or in part, with the addition of interest.

The Company opted not to apply for Preferred Enterprise status.

c.	Carry forward tax losses

As of December 31, 2016, InspireMD Ltd. had a net carry forward tax loss of approximately $60 million. Under Israeli tax laws, the carry forward tax losses can be utilized indefinitely. The Company had a net carry forward tax loss of approximately $33 million. Under U.S. tax laws, the Company’s tax losses can be utilized two years back and twenty years forward. As such the Company’s carry forward tax losses will begin to expire on December 31, 2031.

d.	Loss before income taxes

The components of loss before income taxes are as follows:

	Year ended December 31,
	2016	2015
	($ in thousands)
Loss before taxes on income:
InspireMD, Inc.	$(3,640)	$(6,131)
Subsidiaries	(4,820)	(9,450)
	$(8,460)	$(15,581)

Current taxes on income

The main reconciling items between the statutory tax rate of the Company and the effective tax rate are the change in subsidiary tax rates and the change in valuation allowance in respect of tax benefits from carried forward tax losses due to uncertainty of the realization of such tax benefits.

The changes in the valuation allowance for the year ended December 31, 2016 and 2015 were as follows:

	Year ended December 31,
	2016	2015
	($ in thousands)
Balance at the beginning of the year	$28,970	$24,655
Changes during the year	712	4,315
Balance at the end of the year	$29,682	$28,970

e.	Accounting for Uncertain Tax position

The Company has no uncertain tax positions as of December 31, 2016.

A summary of open tax years by major jurisdiction is presented below:

Jurisdiction	Years
U.S.	2013-2016
Israel	2013-2016
Germany	2011-2016
United Kingdom	2014-2015

f.	Deferred income tax:

	December 31,
	2016	2015
	($ in thousands)

Short-term:
Allowance for doubtful accounts	$64	$74
Provision for vacation and recreation pay	34	105
	98	179
Long-term:
R&D expenses	459	1,326
Share-based compensation	4,027	3,737
Carry forward tax losses	25,053	23,674
Accrued severance pay, net	45	54
	29,584	28,791
Less-valuation allowance	(29,682)	(28,970)
	$-	$-